Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
22.	Segment Information

Canon operates its business in three segments: the Office Business Unit, the Imaging System Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.

The primary products included in each segment are as follows:

Office Business Unit:	Office MFDs / Office copying machines / Personal-use copying machines / Laser MFDs / Laser printers / Digital production printing systems / High speed continuous feed printers / Wide-format printers / Document solution

Imaging System Business Unit*:	Interchangeable-lens digital cameras / Compact digital cameras / Digital camcorders / Digital cinema cameras / Interchangeable lenses / Inkjet printers / Large-format inkjet printers / Commercial photo printers / Image scanners / Broadcast equipment / Calculators

Industry and Others Business Unit:	Semiconductor lithography equipment / FPD lithography equipment / Digital radiography systems / Ophthalmic equipment / Vacuum thin-film deposition equipment / Organic LED panel manufacturing equipment / Micromotors / Computers / Handy terminals / Document scanners

* The “Consumer Business Unit” has been renamed the “Imaging System Business Unit” to be more consistent with its strategy to expand the business. This change in segment description has no impact on any financial information of this segment.

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluates performance of, and allocates resources to, each segment based on operating profit.

Information about operating results and assets for each segment as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Office	Imaging System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2012:
Net sales:
External customers	¥1,751,960	¥1,404,394	¥323,434	¥—	¥3,479,788
Intersegment	5,615	1,577	84,406	(91,598)	—

Total	1,757,575	1,405,971	407,840	(91,598)	3,479,788
Operating cost and expenses	1,553,997	1,195,653	401,930	4,352	3,155,932

Operating profit	¥203,578	¥210,318	¥5,910	¥(95,950)	¥323,856

Total assets	¥828,222	¥614,328	¥337,899	¥2,175,054	¥3,955,503
Depreciation and amortization	77,660	53,664	34,264	92,545	258,133
Capital expenditures	58,402	58,142	44,086	146,031	306,661

2011:
Net sales:
External customers	¥1,912,112	¥1,311,023	¥334,298	¥—	¥3,557,433
Intersegment	5,831	1,021	86,565	(93,417)	—

Total	1,917,943	1,312,044	420,863	(93,417)	3,557,433
Operating cost and expenses	1,658,678	1,100,750	396,563	23,371	3,179,362

Operating profit (loss)	¥259,265	¥211,294	¥24,300	¥(116,788)	¥378,071

Total assets	¥821,782	¥452,809	¥362,638	¥2,293,498	¥3,930,727
Depreciation and amortization	93,196	45,609	29,685	92,853	261,343
Capital expenditures	53,888	48,192	37,648	122,753	262,481

2010:
Net sales:
External customers	¥1,978,945	¥1,389,622	¥338,334	¥—	¥3,706,901
Intersegment	8,324	1,705	94,624	(104,653)	—

Total	1,987,269	1,391,327	432,958	(104,653)	3,706,901
Operating cost and expenses	1,693,947	1,153,262	442,789	29,351	3,319,349

Operating profit (loss)	¥293,322	¥238,065	¥(9,831)	¥(134,004)	¥387,552

Total assets	¥855,893	¥414,022	¥307,029	¥2,406,876	¥3,983,820
Depreciation and amortization	103,548	41,665	37,387	93,593	276,193
Capital expenditures	53,115	36,266	27,105	77,061	193,547

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, finance receivables, investments, deferred tax assets, goodwill and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.

Information by major geographic area as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
	(Millions of yen)
Net sales:
Japan	¥720,286	¥694,450	¥695,749
Americas	939,873	961,955	1,023,299
Europe	1,014,038	1,113,065	1,172,474
Asia and Oceania	805,591	787,963	815,379

Total	¥3,479,788	¥3,557,433	¥3,706,901

Long-lived assets:
Japan	¥1,032,598	¥1,070,412	¥1,104,949
Americas	112,163	85,824	69,034
Europe	91,904	83,296	108,160
Asia and Oceania	159,435	89,334	72,846

Total	¥1,396,100	¥1,328,866	¥1,354,989

Net sales are attributed to areas based on the location where the product is shipped to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States are ¥763,870 million, ¥779,652 million and ¥836,645 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2012, 2011 and 2010. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2012:
Net sales:
External customers	¥834,406	¥932,987	¥1,010,922	¥701,473	¥—	¥3,479,788
Intersegment	1,829,834	23,767	5,650	781,836	(2,641,087)	—

Total	2,664,240	956,754	1,016,572	1,483,309	(2,641,087)	3,479,788
Operating cost and expenses	2,336,536	937,111	972,585	1,437,527	(2,527,827)	3,155,932

Operating profit	¥327,704	¥19,643	¥43,987	¥45,782	¥(113,260)	¥323,856

Total assets	¥1,206,702	¥339,918	¥457,592	¥548,583	¥1,402,708	¥3,955,503

2011:
Net sales:
External customers	¥807,883	¥952,833	¥1,109,256	¥687,461	¥—	¥3,557,433
Intersegment	1,873,157	16,217	4,681	744,179	(2,638,234)	—

Total	2,681,040	969,050	1,113,937	1,431,640	(2,638,234)	3,557,433
Operating cost and expenses	2,273,336	948,593	1,069,489	1,388,580	(2,500,636)	3,179,362

Operating profit	¥407,704	¥20,457	¥44,448	¥43,060	¥(137,598)	¥378,071

Total assets	¥1,236,468	¥250,131	¥427,030	¥442,263	¥1,574,835	¥3,930,727

2010:
Net sales:
External customers	¥854,208	¥1,008,200	¥1,163,452	¥681,041	¥—	¥3,706,901
Intersegment	1,974,591	7,975	3,489	723,423	(2,709,478)	—

Total	2,828,799	1,016,175	1,166,941	1,404,464	(2,709,478)	3,706,901
Operating cost and expenses	2,398,439	993,310	1,126,521	1,357,663	(2,556,584)	3,319,349

Operating profit	¥430,360	¥22,865	¥40,420	¥46,801	¥(152,894)	¥387,552

Total assets	¥1,321,572	¥251,587	¥472,785	¥421,250	¥1,516,626	¥3,983,820